Share-based Awards - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended		12 Months Ended			72 Months Ended
	Nov. 27, 2020	Aug. 03, 2020	Apr. 27, 2020	Aug. 12, 2019	Sep. 22, 2016	Jul. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares vesting period					4 years						5 years
Number of shares granted								6,163,017	5,414,300	12,187,420
Vesting period to exercise option after commencement date								6 years
Commencement date of exercise								6 months
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized share-based compensation expense related to share options								$ 8,891			$ 8,891
2018 Stock Option Scheme
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted							12,187,420
2018 Stock Option Scheme | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted							55,980,360
Revised 2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares granted	200,000	1,000,000	4,963,017	5,414,300
Revised 2018 Plan | Maximum | Directors, Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate number of ordinary shares issued						40,147,720
2019 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage increase in number of shares issued and outstanding						1.00%